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                    HARTFORD LEADERS (SERIES II, IIR AND III)
                    WELLS FARGO LEADERS (SERIES I, IR AND II)
                    HARTFORD LEADERS/ CHASE (SERIES I AND II)
                               FIFTH THIRD LEADERS
                            CLASSIC HARTFORD LEADERS
                             HARTFORD LEADERS SELECT
                           HUNTINGTON HARTFORD LEADERS

                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101932

   SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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              SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

     - NEW YORK AND WASHINGTON - If you elect The Hartford's Lifetime Income Builder, the Fixed Accumulation Feature is not available.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5337